SIGNIFICANT ACCOUNTING POLICIES - Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Minera San Rafael, S.A. | Guatemala | El Escobal mine
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
La Arena S.A. | Peru | La Arena mine
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Shahuindo S.A.C. | Peru | Shahuindo mine
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Lake Shore Gold Corp.
Disclosure of subsidiaries [line items]
Gain on equity method investment	$ 1,059
Lake Shore Gold Corp. | Canada | Bell Creek mine,
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Lake Shore Gold Corp. | Canada | Timmins West mine,
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Lake Shore Gold Corp. | Canada | Fenn-Gib Project
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Temex Resources Corp. | Canada | Juby Project
Disclosure of subsidiaries [line items]
Ownership Percentage	100.00%
Temex Resources Corp. | Canada | Whitney Project
Disclosure of subsidiaries [line items]
Ownership Percentage	79.00%